Basis of Presentation and Summary of Significant Accounting Policies - Warrants (Detail) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative financial instruments
Derivative financial instruments-warrants	$ 779,076	$ 649,387	$ 834,940
Warrants | Black Scholes Option Pricing Method
Derivative financial instruments
Derivative financial instruments-warrants	$ 779,076	$ 649,387	$ 834,940	$ 3,297,077